Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,986
Ending balance	2,055	[1]	$ 1,986
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,448		6,236
Additions	620		433
Disposals	(365)		(253)
Foreign exchange and other	(2)		32
Ending balance	6,701		6,448
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,462		4,203
Disposals	(247)		(164)
Depreciation	435		400
Foreign exchange and other	(4)		23
Ending balance	4,646		4,462
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	145
Ending balance	109		145
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	145		174
Additions	10		4
Disposals	(45)		(32)
Foreign exchange and other	(1)		(1)
Ending balance	109		145
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	611
Ending balance	573		611
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,627		1,726
Additions	86		66
Disposals	(179)		(163)
Foreign exchange and other			(2)
Ending balance	1,534		1,627
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,016		1,063
Disposals	(114)		(116)
Depreciation	59		60
Foreign exchange and other			9
Ending balance	961		1,016
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	567
Ending balance	684		567
Computer equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,229		1,994
Additions	343		236
Disposals	(102)		(11)
Foreign exchange and other			10
Ending balance	2,470		2,229
Computer equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,662		1,465
Disposals	(101)		(9)
Depreciation	227		201
Foreign exchange and other	(2)		5
Ending balance	1,786		1,662
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	229
Ending balance	231		229
Other property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	933		913
Additions	57		40
Disposals	(15)		(27)
Foreign exchange and other	(2)		7
Ending balance	973		933
Other property, plant and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	704		674
Disposals	(12)		(24)
Depreciation	51		48
Foreign exchange and other	(1)		6
Ending balance	742		704
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	434
Ending balance	458		434
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,514		1,429
Additions	124		87
Disposals	(24)		(20)
Foreign exchange and other	1		18
Ending balance	1,615		1,514
Leasehold improvements [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,080		1,001
Disposals	(20)		(15)
Depreciation	98		91
Foreign exchange and other	(1)		3
Ending balance	$ 1,157		$ 1,080

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).